Cover Document	Aug. 28, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 28, 2019
Entity Registrant Name	BIG LOTS, INC.
Entity Incorporation, State or Country Code	OH
Entity File Number	001-08897
Entity Tax Identification Number	06-1119097
Entity Address, Address Line One	4900 E. Dublin-Granville Road
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43081
City Area Code	614
Local Phone Number	278-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common shares
Trading Symbol	BIG
Security Exchange Name	NYSE
Entity Central Index Key	0000768835
Amendment Flag	false